SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Cash balance	$ 46,992				$ 427
Useful life of computer software	3 years
Prepaid expense	$ 4,600
Number of vested shares	450,000